DISPOSAL OF BUSINESSES	12 Months Ended
Dec. 31, 2017
DISPOSAL OF BUSINESSES
DISPOSAL OF BUSINESSES

39.   DISPOSAL OF BUSINESSES

(a)      Disposal of Shanxi Huaxing

In December 2015, the Group entered into Equity Transfer Agreement with Shenzhen CR Yuanda, a state-owned entity, to transfer 50% equity interests in Shanxi Huaxing, a wholly owned subsidiary, through the Shanghai United Assets and Equity Exchange at a price of RMB2,351 million. The price was determined based on the appraisal value provided by an independent qualified appraisal company. According to the Equity Transfer Agreement, 30% of the consideration amounting to RMB705 million has been received by the Group in December 2015 whereas the remaining amount of RMB1,646 million would be paid within one year from the effective date of the Equity Transfer Agreement and the balance is interest bearing charged at prevailing lending interest rate.

The directors of the Company are of the opinion that the Group lost control over Shanxi Huaxing and accounted for it as a joint venture accordingly. As of the date of disposal, the carrying amounts of Shanxi Huaxing was RMB2,115 million, and the Group recognized gain of disposal of subsidiary of RMB1,294 million for 50% equity interest disposed of. The Group re-measured the remaining 50% net assets of Shanxi Huaxing to fair value of RMB2,351 million and recognized fair value gain of RMB1,294 million accordingly.

The details of the net assets disposed of are as follows:

Date of disposal

Net assets disposed of:
Cash and cash equivalents	114,794
Restricted cash and time deposits	46,716
Trade and notes receivables	34,479
Other current assets	30,849
Inventories	340,218
Property, plant and equipment	4,495,019
Land use right	251,295
Intangible assets	365,427
Deferred tax assets	3,057
Other non-current assets	487,076
Trade and notes payables	(426,288)
Other payables and accrued expenses	(898,781)
Interest bearing loans and borrowings	(2,312,574)
Income tax payable	(4,271)
Other non-current liabilities	(412,192)
Net assets	2,114,824
50% of net assets transferred into joint venture (Note)	(1,057,412)

Net assets disposed of	1,057,412
Gain on disposal of Shanxi Huaxing	1,294,067

2,351,479

Satisfied by:
Cash	705,444
Receivables as at December 31, 2015	1,646,035

2,351,479

Note:
50% of net assets transferred into joint venture	1,057,412
Gain on remeasurement of the remaining equity interest at fair value	1,294,067

Initial cost of investment in joint venture	2,351,479

An analysis of the cash flows of cash and cash equivalents in respect of the Disposal of Shanxi Huaxing is as follows:

2015

Cash consideration received	705,444
Less: cash and cash equivalents of Shanxi Huaxing disposed of	(114,794)

Net inflows of cash and cash equivalents in respect of the disposal of Shanxi Huaxing	590,650

(b)      Loss control of Ningxia photovoltaic subsidiaries

In September and October 2015, LingWu People's Court , Yinchuan Intermediate People's Court and Wuzhong People's Court accepted the liquidation petition filed by the Group’s subsidiaries, Ningxia Ning Electric Silicon Co., Ltd.* (寧夏寧電矽業有限公司), Ningxia Ning Electric PV Material Co., Ltd.* (寧夏寧電光伏材料有限公司), Ningxia Ning Electric Silicon Materials Co., Ltd.* (寧夏寧電矽材料有限公司) and Ningxia Yinxing Polycrystalline Silicon Co., Ltd.* (寧夏銀星多晶矽有限公司) (hereinafter referred to as “Ningxia photovoltaic subsidiaries”), respectively. Upon the liquidation administrators took control over those companies, the directors of the Company considered the Group lost control over Ningxia photovoltaic subsidiaries and therefore ceased to consolidate these companies since then (“date of lost control”).

The book value of assets and liabilities of Ningxia photovoltaic subsidiaries is result from the fair value adjustments of Ningxia photovoltaic subsidiaries’ assets and liabilities arising from acquisition of Ningxia Energy in 2013.

The details of the net assets of Ningxia photovoltaic subsidiaries are as follows:

Date of lost control

Net assets:
Cash and cash equivalents	189
Trade and notes receivables	47,619
Other current assets	166,377
Inventories	18,718
Property, plant and equipment	387,324
Land use right	114,330
Intangible assets	3,954
Other non-current assets	8,432
Available-for-sale financial investments	5,686
Trade and notes payables	(290,441)
Other payables and accrued expenses	(215,198)
Deferred tax liabilities	(36,389)
Other non-current liabilities	(61,123)
Net assets	149,478

Trade and notes receivable due from Ningxia photovoltaic subsidiaries	15,644
Other current amount due from Ningxia photovoltaic subsidiaries	1,435,802
Provision for trade and notes receivable due from Ningxia photovoltaic subsidiaries	(15,644)
Provision for other current assets due from Ningxia photovoltaic subsidiaries	(1,321,712)

Consideration	114,090

Release of unrealized gains or losses between Ningxia photovoltaic subsidiaries and the Group upon deconsolidation	16,515

Net loss on lost control of Ningxia photovoltaic subsidiaries	(18,873)

An analysis of the cash flows of cash and cash equivalents in respect of lost control of Ningxia photovoltaic subsidiaries is as follows:

2015

Cash consideration paid	—
Less: cash and cash equivalents of Ningxia photovoltaic subsidiaries	189

Net outflows of cash and cash equivalents in respect of lost control of Ningxia photovoltaic subsidiaries	(189)

(c)      Disposed of the Environmental Protection Business

On June 29, 2016, each of the Lanzhou Branch and three subsidiaries, Baotou Aluminum Shandong Huayu and Ningxia Energy of the Company (collectively the “Sellers“ and each a “Seller“), entered into a business transfer agreement with Aluminum SPC, pursuant to which the Sellers agreed to sell and Aluminum SPC agreed to acquire the environmental protection business. Aluminum SPC is a joint venture of the Company and SPC. The environmental protection business includes the environmental protection assets and relevant liabilities in relation to the desulfurization, denitration and dedusting of the coal fired generating units of the Sellers (collectively as “Environmental Protection Business“). The aggregate consideration of the business transfer agreements was RMB1,754 million, which was determined based on the valuation reports of the Environmental Protection Business on the valuation base date of March 31, 2016. As at December 31, 2016, all the cash consideration of disposal of environmental assets was received.

The Group disposed of the Environmental Protection Business with a carrying value of RMB1,183 million and recognized a disposal gain of RMB571 million in the period. The transaction was completed on June 30, 2016.

The details of the net assets disposed of are as follows:

June 30,
2016
Net assets disposed of:
Property, plant and equipment	1,187,802
Trade and notes payables	(2,042)
Accruals and other payables	(2,665)

1,183,095
Gain on disposal of the Environmental Protection Business	571,270

Cash consideration	1,754,365

(d)      Disposal of Shandong Engineering

On October 31, 2017, the Company and CHALIECO entered into an equity transfer agreement, pursuant to which the Company agreed to sell and CHALIECO agreed to acquire  60% equity interest in Shandong Engineering at a consideration of RMB360 million. The consideration was determined based on the appraised value of the 60% equity interest in Shandong Engineering. Full consideration has been received by the Group in November 2017.

The directors of the Company are of the opinion that the Group lost control over Shandong Engineering and accounted for it as an associate accordingly. As of the date of disposal, the carrying amount of Shandong Engineering was RMB350 million, and the Group recognized gain of disposal of subsidiary of RMB153 million for 60% equity interests disposed of. The Group re-measured the remaining 40% equity interest of Shandong Engineering to a fair value of RMB240 million and recognized the fair value gain of RMB102 million accordingly. In addition, unrealized profit arisen from construction services provided by Shandong Engineering previously eliminated upon consolidation amounting to RMB59 million was reversed and recognized in other gains.

The details of the net assets disposed of are as follows:

Date of disposal

Net assets disposed of:
Property, plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Inventories	167,499
Trade receivables and notes receivable	1,067,636
Other current assets	23,136
Cash and cash equivalents	123,530
Other non-current liabilities	(4,637)
Other payables and accrued liabilities	(282,232)
Trade and notes payables	(727,622)
Interest-bearing loans and borrowings	(130,000)
Net assets	349,947

Non-controlling interests	3,961
Total net assets	345,986

Gain on disposal of Shandong Engineering	254,659
The fair value of the remaining equity interest in Shandong Engineering	240,258

Consideration	360,387

Satisfied by:
Cash	387
Notes receivable	360,000

An analysis of the cash flow of cash and cash equivalents in respect of the Disposal of Shandong Engineering is as follows:

Date of disposal

Cash consideration received	387
Cash and bank balances disposed of	(123,530)

Net outflows of cash and cash equivalents in respect of disposal of Shandong Engineering	(123,143)

(e)      Deemed disposal of Shanxi Zhongrun

The Company previously had a 50% equity interest in Shanxi China Huarun Co., Ltd.* (“Shanxi Zhongrun”) (山西中鋁華潤有限公司). According to the then acting-in-concert agreement entered into by the Company and the other shareholders of Shanxi Zhongrun, Huarun (Coal) Group Co., Ltd. * (“Huarun (Coal) Group”) (華潤（煤業）集團有限公司), Huarun (Coal) Group agreed to confer its voting rights in the shareholders’ meeting of Shanxi Zhongrun to the Company. Accordingly, the directors of the Company considered that the Company had control over Shanxi Zhongrun and included Shanxi Zhongrun in the consolidation scope.

On 15 February 2017, the Company entered into a capital injection and enlargement agreement on Shanxi Zhongrun with Huarun (Coal) Group, Shanxi Xishan Coal and Electricity Power Co., Ltd.* (“Xishan Coal Electricity”) (西山煤電), and Jin Energy Power Group Co., Ltd.* (“Jin Energy Power”) (晉能電力). Pursuant to the agreement, the Company, Xishan Coal Electricity and Jin Energy Power had each subscribed RMB100 million, respectively.  After the capital contribution, the Company’s equity interest in Shanxi Zhongrun decreased to 40% while each of the other three shareholders hold a 20% equity interest, respectively, and the acting-in-concert agreement between the Company and Huarun (Coal) Group also ceased to be effective since then. The directors of the Company are of the opinion that the Group lost control over Shanxi Zhongrun and accounted for it as an associate accordingly. As of the date of deemed disposal, the Company re-measured the 40% equity of Shanxi Zhongrun to a fair value of RMB100 million and recognized the fair value gain of RMB4 million accordingly.

(f)      Disposal of Zibo Trading

In November 2017, Chalco Trading, a subsidiary of the Company, agreed to transfer 50% equity interest in Zibo International Trading Co. Ltd. * (”Zibo Trading”) (“淄博國貿”) to a third party. The directors of the Company are of the opinion that the Group lost control over Zibo Trading and accounted for it as a joint venture accordingly. As of the date of disposal, the Group recognized loss of disposal of subsidiary of RMB2 million for 50% equity interest disposed of. The Group re-measured the 50% equity of Zibo Trading to a fair value of RMB12 million and recognized the fair value loss of RMB2 million accordingly.

(g)      Bankruptcy liquidation of Longmen Aluminum

In September 2017, Shanxi Hejin People's Court accepted the liquidation petition filed by the Group’s subsidiary, Shanxi Longmen Aluminium Co., Ltd. ("Longmen Aluminum”) (山西龍門鋁業有限公司). Upon the liquidation, administrators took control over Longmen Aluminum, the directors of the Company considered the Company lost control over Longmen Aluminum and therefore, ceased to consolidate Longmen Aluminum since then. The Group recognized a loss of RMB26 million for lost control over Longmen Aluminum.

(h)      Bankruptcy liquidation of Beijing Yike

In September 2017, Beijing Shijingshan People's Court accepted the liquidation petition filed by the Group’s subsidiary, Beijing Yike. Upon the liquidation, administrators took control over Beijing Yike, and therefore, the directors of the Company considered the Group lost control over Beijing Yike and deconsolidated Beijing Yike since then. The Group recognized a gain of RMB38 million upon the deconsolidation of Beijing Yike.

*     The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.